Artisan Select Equity Fund Expense Example - Artisan Select Equity Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,488
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,899
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	$ 1,286